CONDENSED BALANCE SHEETS	Sep. 30, 2019 USD ($)
Current assets:
Cash and cash equivalents	$ 9,935,000
Marketable securities	174,147,000
Restricted cash	1,289,000
Prepaid expenses and other current assets	3,777,000
Total current assets	189,148,000
Property and equipment, net	12,031,000
Other assets	3,945,000
Total assets	205,124,000
Current liabilities:
Accounts payable	2,576,000
Accrued liabilities	2,582,000
Term loan, current portion	1,250,000
Deferred revenue, current portion	6,199,000
Total current liabilities	12,607,000
Deferred rent, net of current portion	434,000
Term loan, net of current portion	3,750,000
Deferred revenue, net of current portion	17,684,000
Total liabilities	34,475,000
Commitments and contingencies (Note 7)
Stockholders' equity (deficit):
Preferred stock; par value of $0.001 per share, 10,000,000 and 0 shares authorized at September 30, 2019 and December 31, 2018. No shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively
Common stock, par value of $0.001 per share; 100,000,000 and 158,745,671 shares authorized at September 30, 2019 and December 31, 2018, respectively, 22,739,345 and 1,374,812 shares issued and outstanding at September 30, 2019 and December 31, 2018, respectively	23,000
Additional paid-in capital	240,791,000
Accumulated other comprehensive loss	(58,000)
Accumulated deficit	(70,107,000)
Total stockholders' equity (deficit)	170,649,000
Total liabilities, preferred stock and stockholders' equity (deficit)	$ 205,124,000